Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 5,408	$ 2,869	$ (736)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of property and equipment	9,547	7,581	7,397
Amortization of capitalized in-vehicle devices owned by customers	668	344	36
Amortization of intangible assets	2,332	3,349	317
Amortization of deferred commissions, other deferred costs and debt discount	4,986	3,855	2,806
Provision for (benefit from) deferred tax assets	6,528	1,788	(741)
Provision for accounts receivable allowances	1,509	990	814
Unrealized foreign currency transaction (gain) loss	38	(178)	908
Loss on disposal of property and equipment and other assets	2,182	954	413
Share-based compensation	2,422	2,292	149
Loss on extinguishment of debt, non-cash portion	405
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(4,979)	(3,460)	(1,248)
Prepaid expenses and other current and long-term assets	(11,630)	(7,211)	(3,507)
Accounts payable, accrued expenses and other current liabilities	1,229	2,194	7,684
Accrued income taxes	(3,266)	(1,015)	1,826
Deferred revenue	(489)	(12,547)	(7,455)
Net cash provided by (used in) operating activities	16,890	1,805	8,663
Cash flows from investing activities:
Purchases of property and equipment	(25,221)	(15,083)	(9,377)
Capitalization of internal-use software costs	(883)	(686)	(380)
Acquisition of SageQuest, Inc., net of cash acquired			(36,424)
Net increase in restricted cash	528	(387)	(104)
Net cash used in investing activities	(25,576)	(16,156)	(46,285)
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred shares, net of issuance costs			32,140
Proceeds from issuance of Senior Secured Notes, net of discount			16,810
Proceeds from issuance of Term Loan, net of discount and issuance costs	23,549
Proceeds from exercise of stock options	305		20
Proceeds from borrowings under Revolving Credit Facility	8,286
Payments of borrowings under Revolving Credit Facility	(8,286)
Proceeds from initial public offering, net of offering costs	94,667
Excess tax benefits from share-based awards	(266)		266
Collection of note receivable from officer		152
Payments of Senior Secured Notes	(17,500)
Payments of capital lease obligations	(369)	(139)
Net cash provided by (used in) financing activities	100,386	13	49,236
Effect of exchange rate changes on cash	(228)	(101)	(166)
Net increase (decrease) in cash	91,472	(14,439)	11,448
Cash, beginning of period	8,615	23,054	11,606
Cash, end of period	100,087	8,615	23,054
Supplemental disclosure of cash flow information:
Cash paid for interest	1,913	2,251	754
Cash paid for income taxes	1,841	243	267
Supplemental disclosure of non-cash financing and investing activities:
Accretion of redeemable convertible preferred shares to redemption value	335	446	418
Acquisition of property and equipment through capital leases	31	1,152
Additions to property and equipment included in accounts payable at the balance sheet dates	2,173	1,276	750
Initial public offering costs included in accounts payable at the balance sheet dates	1,354
Issuance of Series C redeemable convertible preferred shares upon conversion of ordinary shares			53,515
Modification of redeemable convertible preferred shares			$ 6,542